Treasury shares	12 Months Ended
Dec. 31, 2024
Disclosure of Treasury Shares [abstract]
Treasury shares
18.
Treasury shares

	2023	2024	2024
	RMB’000	RMB’000	US$’000
At January 1	—	—	—
Addition	—	285,561	39,806
At December 31	—	285,561	39,806

In 2024, the Company purchased 3,339,968 (2023: Nil) of its ordinary shares by way of open market transactions at prevailing market prices and privately negotiated transactions. The total amount paid to purchase the shares was approximately RMB 285.6 million (US$39.8 million) (2023: RMB Nil) and this is presented as a component within equity attributable to equity holders of the Company.